Consolidated Statement of Stockholders' Equity (USD $)	Class A Common Stock	Additional Paid-In Capital	Foreign Currency Translation Adjustment	Retained Earnings / Accumulated Deficit	Total
Balance at Jun. 30, 2009	$ 66,970	$ 203,151,364	$ 58,233	$ (201,585,341)	$ 1,691,226
Balance, shares at Jun. 30, 2009	6,696,992
Employee Stock Purchase Plan	89	6,768			6,857
Employee Stock Purchase Plan, shares	8,910
Interest payment on convertible debentures	694	149,306			150,000
Interest payment on convertible debentures, shares	69,445
Stock based compensation on stock options and restricted stock units		160,416			160,416
Vested restricted stock units	200	(200)
Vested restricted stock units, shares	20,000
Exercise of employee stock options	80	8,313			8,393
Exercise of employee stock options, shares	7,993
Conversion of debentures	1,705	260,795			262,500
Conversion of debentures, shares	170,455
Exercise of warrants	1,648	137,686			139,334
Exercise of warrants, shares	164,831
Settlement of litigation	265	49,735			50,000
Settlement of litigation, shares	26,455
Consulting services	694	149,306			150,000
Consulting services, shares	69,445
Sale of common stock and warrants, net	18,065	2,353,623			2,371,688
Sale of common stock and warrants, shares	1,806,557
Net loss				(560,959)	(560,959)
Foreign currency translation adjustment			(34,767)		(34,767)
Comprehensive loss					(595,726)
Balance at Jun. 30, 2010	89,716	206,277,806	23,466	(202,146,300)	4,244,688
Balance, shares at Jun. 30, 2010	8,971,638				8,971,638
Employee Stock Purchase Plan	78	12,059			12,137
Employee Stock Purchase Plan, shares	7,854
Stock based compensation on stock options and restricted stock units		246,149			246,149
Exercise of employee stock options	73	7,560			7,633
Exercise of employee stock options, shares	7,270
Conversion of debentures	5,406	820,346			825,752
Conversion of debentures, shares	540,592
Exercise of warrants	1,858	229,801			231,659
Exercise of warrants, shares	185,745
Premium from debt exchange		42,719			42,719
Net loss				(1,601,963)	(1,601,963)
Foreign currency translation adjustment			27,127		27,127
Comprehensive loss					(1,574,836)
Balance at Jun. 30, 2011	97,131	207,636,440	50,593	(203,748,263)	4,035,901
Balance, shares at Jun. 30, 2011	9,713,099				9,713,099
Issuance of common stock for:					-
Employee Stock Purchase Plan	62	7,809			7,871
Employee Stock Purchase Plan, shares	6,198
Interest payment on convertible debentures	418	86,582			87,000
Interest payment on convertible debentures, shares	41,832
Stock based compensation on stock options and restricted stock units		64,546			64,546
Consulting services	418	86,582			87,000
Consulting services, shares	41,832
Net loss				(198,447)
Foreign currency translation adjustment			11,856		11,856
Comprehensive loss					(186,591)
Balance at Sep. 30, 2011	$ 97,611	$ 207,795,377	$ 62,449	$ (203,946,710)	$ 4,008,727
Balance, shares at Sep. 30, 2011	9,761,129